Financial risk management - Schedule of Exposure to Various Currencies Denominated in Foreign Currency (Details) ₺ in Thousands, € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 869,356				$ 856,797				$ 540,473
Accounts receivable and other	279,212				190,676
Current derivative assets	2,051				52
Other non-current assets	144,479				122,595
Accounts payable and other	(630,310)				(366,690)
Current derivative liabilities	(96,879)				(25,587)
Non-current derivative liabilities	(16,254)				(35,743)
Non-current debt - Term Facility	(1,227,084)				(915,425)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents			$ 35,940				$ 48,243
Accounts receivable and other			17,466				9,861
Current derivative assets			547				74
Other non-current assets			2,681				2,681
Investments in marketable securities			66,282				239,883
Accounts payable and other			(211,839)				(160,206)
Current derivative liabilities			0				0
Non-current derivative liabilities			0				0
Other non-current liabilities			(8,975)				(2,693)
Net assets (liabilities)	(70,560)		(97,898)		95,584		137,843
Currency risk | Canadian dollar | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current debt - Term Facility			0
Non-current debt - Term Facility			$ 0				$ 0
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €		€ 73,366				€ 195,111
Accounts receivable and other | €		73,937				43,946
Current derivative assets | €		0				0
Other non-current assets | €		65,917				75,094
Investments in marketable securities | €		0				0
Accounts payable and other | €		(199,485)				(133,103)
Current derivative liabilities | €		(3,420)				(2,483)
Non-current derivative liabilities | €		(3,607)				(9,245)
Other non-current liabilities | €		(6,768)				(6,390)
Net assets (liabilities)	(834,788)	(710,460)			(301,175)	(289,708)
Currency risk | Euro | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current debt - Term Facility | €		(40,824)
Non-current debt - Term Facility | €		€ (669,576)				€ (452,638)
Currency risk | Turkish lira
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺				₺ 191,910				₺ 184,164
Accounts receivable and other | ₺				304,421				188,558
Current derivative assets | ₺				0				0
Other non-current assets | ₺				0				0
Investments in marketable securities | ₺				0				0
Accounts payable and other | ₺				(6,939,745)				(3,255,407)
Current derivative liabilities | ₺				0				0
Non-current derivative liabilities | ₺				0				0
Other non-current liabilities | ₺				(326,876)				(229,315)
Net assets (liabilities)	(157,954)			(6,770,290)	(88,573)			(3,112,000)
Currency risk | Turkish lira | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current debt - Term Facility | ₺				0
Non-current debt - Term Facility | ₺				₺ 0				₺ 0
Currency risk | Other foreign currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets (liabilities)	$ 100				$ (800)